UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6290

Smith Barney World Funds, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: July 31, 2004

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY WORLD FUNDS, INC.

GLOBAL GOVERNMENT BOND PORTFOLIO

FORM N-Q

JULY 31, 2004

GLOBAL GOVERNMENT BOND PORTFOLIO

Schedule of Investments (unaudited)	July 31, 2004

FACE AMOUNT **		SECURITY	VALUE
BONDS AND NOTES — 85.2%
Austria — 6.5%
$4,200,000		Republic of Austria, 3.900% due 10/20/05	$5,143,318
Belgium — 7.6%
4,500,000		Kingdom of Belgium, 5.750% due 9/28/10	5,981,333
Canada — 3.5%
		Canadian Government:
650,000		6.000% due 9/1/05	506,012
1,900,000		6.000% due 6/1/08	1,533,868
750,000		8.000% due 6/1/23	751,828
			2,791,708
Denmark — 1.1%
		Kingdom of Denmark:
1,200,000		7.000% due 11/15/07	216,937
3,400,000		6.000% due 11/15/11	614,214
			831,151
France — 9.3%
		France O.A.T.:
3,350,000		5.250% due 4/25/08	4,308,079
1,500,000		5.750% due 10/25/32	2,051,918
800,000		French Treasury Note, BTAN, 3.500% due 1/12/05	967,999
			7,327,996
Germany — 18.6%
2,340,000		Bundesobligation, 5.000% due 8/19/05	2,891,548
4,900,000		Bundesrepublic Deutschland, 5.000% due 7/4/11	6,277,789
		Landwirtschaftliche Rentenbank:
1,750,000	USD	4.500% due 10/23/06 *	1,805,125
420,000,000	JPY	1.3750% due 4/25/13	3,682,047
			14,656,509
Greece — 2.7%
1,600,000		Hellenic Republic, 5.900% due 10/22/22	2,165,018
Italy — 10.7%
900,000,000	JPY	Republic of Italy, 1.800% due 2/23/10	8,398,384
Jersey Islands — 1.2%
800,000	EUR	AIG Sunamerica Institutional Funding III Ltd., 4.750% due 9/11/13	980,430
Netherlands — 2.3%
1,400,000		Netherlands Government, 5.500% due 1/15/28	1,846,205
Spain — 4.0%
2,900,000	USD	Kingdom of Spain, 5.875% due 7/28/08	3,116,630
United Kingdom — 7.2%
450,000		BP Capital Markets PLC, 5.000% due 12/27/07	806,502
		U.K. Treasury Bonds:
2,000,000		5.750% due 12/7/09	3,747,451
650,000		4.250% due 6/7/32	1,085,133
			5,639,086
United States — 10.5%
884,000,000	JPY	KFW International Finance, 1.750% due 3/23/10	8,239,158
		TOTAL BONDS AND NOTES
		(Cost — $58,505,118)	67,116,926

FACE AMOUNT		SECURITY	VALUE
U.S. TREASURY OBLIGATIONS — 14.7%
		U.S. Treasury Bonds:
2,900,000		6.250% due 5/15/30 *	3,292,634
2,200,000		5.375% due 2/15/31 *	2,253,970
		U.S. Treasury Notes:
3,500,000		1.625% due 2/28/06 *	3,456,527
2,400,000		5.000% due 8/15/11 *	2,527,313
		TOTAL U.S. TREASURY OBLIGATIONS
		(Cost — $11,924,903)	11,530,444

See Notes to Schedule of Investments.

GLOBAL GOVERNMENT BOND PORTFOLIO
Schedule of Investments (unaudited) (continued)	July 31, 2004

FACE AMOUNT	SECURITY	VALUE
REPURCHASE AGREEMENT — 0.1%
$101,000	State Street Bank and Trust Co., dated 7/30/04, 1.250% due 8/2/04; Proceeds at maturity — 101,011; (Fully collateralized by U.S. Treasury Bonds, 6.000% due 2/15/26; Market value — $105,688) (Cost — $101,000)	$101,000
	TOTAL INVESTMENTS — 100.0%
	(Cost — $70,531,021+)	$78,748,370
LOANED SECURITIES COLLATERAL
$13,688,000	State Street Navigator Securities Lending Trust Prime Portfolio (Cost — $13,688,000)	$13,688,000
*	All or a portion of this security is on loan.
**	Face amount denominated in local currency unless otherwise indicated.
+	Aggregate cost for Federal income tax purpose is substanitially the same.

Currency abbreviations used in this schedule:

EUR	— Euro
JPY	— Japanese Yen
USD	— United States Dollar

See Notes to Schedule of Investments.

Notes to the Schedule of Investments (unaudited)

1.	Significant Accounting Policies

The Global Government Bond Portfolio (“Fund”), a separate investment fund of the Smith Barney World Funds, Inc. (“Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with generally accepted accounting principles (“GAAP”): (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on the primary exchange on which they are traded; securities listed or traded on certain foreign exchanges or other markets whose operations are similar to the U.S. over-the-counter market (including securities listed on exchanges where the primary market is believed to be over-the-counter) and securities for which no sales price was reported on that date are valued at the mean between the bid and asked prices. Securities which are listed or traded on more than one exchange or market are valued at the quotations on the exchange or market determined to be the primary market for such securities; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Directors; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value, (e) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded; and (f) net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

2.	Forward Foreign Currency Contracts

A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The Fund enters into such contracts typically to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in foreign currency exchange rates and the credit risk should a counterparty be unable to meet the terms of such contracts.

At July 31, 2004, the Fund had open forward foreign currency contracts as described below.

Notes to the Schedule of Investments (unaudited)(continued)

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain
Contracts to Sell:
British Pound	3,125,980	$5,670,389	8/31/2004	$68,909
Canadian Dollar	3,580,500	2,692,827	8/31/2004	22,203
Danish Krone	4,744,820	767,542	8/31/2004	7,844
Euro	27,850,662	33,489,873	8/31/2004	348,682
Japanese Yen	2,275,519,041	20,458,603	8/31/2004	303,432
Net Unrealized Gain on Open Forward Foreign Currency Contracts				$751,070

3.	Futures Contracts

Securities or cash equal to the initial margin amount are either deposited with the broker or segregated by the custodian upon entering into the futures contracts. Additional securities are also segregated up to the current market value of the futures contract. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. The Fund enters into such contracts typically to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices.

At July 31, 2004, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Sell:
U.S. 10 Year Treasury Notes	8	9/04	$859,470	$885,750	$(26,280)
Euro Bonds	40	9/04	5,331,211	5,364,407	(33,196)
Net Unrealized Loss on Open Future Contracts					$(59,476)

Notes to the Schedule of Investments (unaudited)(continued)

4.	Concentration of Risk

The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in a foreign currency and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

5.	Lending of Portfolio Securities

The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. Fees earned by the Fund on securities lending are recorded as interest income. Loans of securities by the Fund are collateralized by cash, U.S. government securities, high quality money market instruments or other securities that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund maintains exposure for the risk of any loss in the investment of amounts received as collateral. The Fund also maintains exposure for the risk of any loss in the investment securities loaned. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

At July 31, 2004, the Fund loaned securities having a market value of $13,533,539. The Fund received cash collateral amounting to $13,688,000, which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio.

6.	Repurchase Agreements

When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney World Funds, Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date September 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date September 27, 2004

By	/s/ ANDREW B. SHOUP
Andrew B. Shoup
Chief Administrative Officer

Date September 27, 2004